INVENTORY	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
Inventory consisted of the following at June 30, 2025 and December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
	(Unaudited)
Raw materials and work in progress	$—	$3,075
Total inventory	$—	$3,075
During the six months ended June 30, 2025 and 2024, the Company recorded inventory write-downs of $9,953 and $750, respectively